Commitments (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)
Disclosure of Commitments [Line Items]
Expense arising from insurance contracts	$ 139,783	$ 7,269	$ 221,644	$ 11,721	$ 120,729	$ 6,463
Borrowings	1,609,780		2,396,624		2,603,137
Letters Of credit facility [Member] | Bottom of range [member]
Disclosure of Commitments [Line Items]
Borrowings	57,043		57,014		70,176		$ 2,900	$ 2,900		$ 58,514	$ 3,400
Bachoco USA, LLC [Member]
Disclosure of Commitments [Line Items]
Provisions for future non-participating benefits	74,766		$ 98,221		$ 75,873		3,801	$ 4,996	$ 3,676
Bachoco USA, LLC [Member] | Health care insurance [Member]
Disclosure of Commitments [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	6,885						350
Bachoco USA, LLC [Member] | Workers payments insurance [Member]
Disclosure of Commitments [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	$ 19,670						$ 1,000